Software, Net	12 Months Ended
Mar. 31, 2022
Software Net [Abstract]
Software, net

8. Software, net

	Estimated	As of March 31,
	Useful Life	2021	2022	2022
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	164	169	2.2
Less: Accumulated amortization		135	161	2.1
Total		29	8	0.1

Aggregate amortization expense for software was INR 52 million, INR 37 million and INR 28 million (US$0.3 million) for the years ended March 31, 2020, 2021 and 2022, respectively.

Estimated amortization expense for the years ending March 31, 2023 and 2024 is INR 4 million and INR 3 million respectively.